ING PARTNERS, INC.

ING American Century Small-Mid Cap Value Portfolio

ING Templeton Foreign Equity Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated June 27, 2012

to each of the Portfolio’s current prospectuses (“Prospectuses”)

dated April 30, 2012

ING American Century Small-Mid Cap Value Portfolio

Effective May 15, 2012, Jeff John replaced James Pitman as a portfolio manager of the Portfolio. The Portfolio’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers Benjamin Z. Giele Portfolio Manager (since 08/02) Phillip N. Davidson Portfolio Manager (since 05/06) Michael Liss Portfolio Manager (since 05/06)	Kevin Toney Portfolio Manager (since 08/08) Brian Woglom Portfolio Manager (since 02/12) Jeff John Portfolio Manager (since 05/12)

2.

The second paragraph of the sub-section entitled Management of the Portfolios – The Sub-Advisers and Portfolio Managers - ING Templeton Foreign Equity Portfolios” is hereby deleted in its entirety and replaced with the following:

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, Jeff John, Phillip N. Davidson, Kevin Toney, Michael Liss and Brian Woglom. Mr. Giele and Mr. John are responsible for the management of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Toney, Mr. Liss and Mr. Woglom are responsible for the management of the mid-capitalization assets of the Portfolio.

3.

The fourth paragraph of the sub-section entitled Management of the Portfolios – The Sub-Advisers and Portfolio Managers - ING American Century Small-Mid Cap Value Portfolio” is hereby deleted in its entirety and replaced with the following:

Jeff John, CFA, Portfolio Manager, joined American Century in 2008 as an analyst. Before joining American Century, he was an equity research analyst at Kornitzer Capital Management-Buffalo Funds Group since 2003.

ING Templeton Foreign Equity Portfolio

1.	Effective June 18, 2012, all references to Gary P. Motyl, CFA will be removed from the Portfolio’s Prospectuses.

2.

The second paragraph of the sub-section entitled Management of the Portfolios – The Sub-Advisers and Portfolio Managers - ING Templeton Foreign Equity Portfolios” is hereby deleted in its entirety and replaced with the following:

The following individuals are responsible for the day-to-day management of ING Templeton Foreign Equity Portfolio. Mr. Nori has primary responsibility for the Portfolio’s investments. Mr. Docal and Ms. Sweeting have secondary portfolio management responsibilities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING American Century Small-Mid Cap Value Portfolio

ING Templeton Foreign Equity Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated June 27, 2012

to the Statement of Additional Information dated April 30, 2012

ING American Century Small-Mid Cap Value Portfolio

Effective May 15, 2012, Jeff John was added as a Portfolio Manager of the Portfolio and James Pitman was removed as a Portfolio Manager of the Portfolio. The Portfolio’s Statement of Additional Information (“SAI”) is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – ING American Century Small-Mid Cap Value Portfolio” in the Portfolio’s SAI are hereby revised to delete all reference to James Pitman and to include the following:

Other	Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jeff John(2)	1	$1,900,000,000	0	$0	5	$444,700,000
(2)	As of May 10, 2012.

Ownership	of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Jeff John(2)	None

(2)	As of April 30, 2012.

ING Templeton Foreign Equity Portfolio

Effective June 18, 2012, all references to Gary P. Motyl, CFA will be removed from the Portfolio’s SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE